SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Supplemental Information Regarding Consolidated Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Cash paid for interest, including non‑utilization fee	$ 491	$ 504	$ 663
Non-cash investing and financing transactions:
Accrued but unpaid purchases of property and equipment	596	1,995	163
Extinguishment of liability with stocks	0	0	3,856
Inventory transfers to property and equipment	$ 158	$ 1,025	$ 1,639